UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-21324
                                                 -----------------

                                 Acp Funds Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                     Date of reporting period: June 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               SEMI ANNUAL REPORT

                                 ACP FUNDS TRUST
                       ACP ADVANTAGE CONTINUUM RETURN FUND

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT

                                 ACP FUNDS TRUST
                       ACP ADVANTAGE CONTINUUM RETURN FUND

                                  JUNE 30, 2004
                                   (UNAUDITED)












                                TABLE OF CONTENTS


     Statement of Assets and Liabilities                                    1
     Statement of Operations                                                2
     Statements of Changes in Net Assets                                    3
     Statements of Cash Flows                                               4
     Financial Highlights                                                   5
     Notes to Financial Statements                                          6

     ACP Continuum Return Fund II, LLC Financial Statements                 I

ACP FUNDS TRUST

STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  ACP ADVANTAGE
                                                                                    CONTINUUM
                                                                                   RETURN FUND
ASSETS

 Investment in ACP Continuum Return Fund II, LLC, at value (cost $145,037)         $   144,564
                                                                                   -----------

    TOTAL ASSETS                                                                       144,564
                                                                                   -----------

LIABILITIES

 Distribution fees payable                                                                 496
 Shareholder servicing fees payable                                                        165
 Other expenses payable                                                                     99
                                                                                   -----------

    TOTAL LIABILITIES                                                                      760
                                                                                   -----------

NET ASSETS*                                                                        $   143,804
                                                                                   ===========

NET ASSETS CONSIST OF:

 Paid-in capital                                                                   $   145,037
 Accumulated earnings                                                                   (1,233)
                                                                                   -----------
    TOTAL NET ASSETS                                                               $   143,804
                                                                                   ===========

Shares Outstanding                                                                      14,323
 Net Asset Value per Share, Offering and Redemption Price per Share                $     10.04








--------------------------
* See Note 2 for discussion of allocations from Master Fund and its effect on the components of net assets.


             See Accompanying Notes and also Financial Statements of
                        ACP Continuum Return Fund II, LLC

ACP FUNDS TRUST

STATEMENT OF OPERATIONS - SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  ACP ADVANTAGE
                                                                                    CONTINUUM
                                                                                   RETURN FUND
NET INVESTMENT INCOME ALLOCATED FROM MASTER FUND
 Interest                                                                          $        28
 Expenses*                                                                                (802)
                                                                                   -----------
     Net investment loss allocated from Master Funds                                      (774)
                                                                                   -----------

DIRECT EXPENSES
 Professional fees                                                                      14,500
 Transfer agent fees                                                                     8,340
 Sub-administration and accounting fees                                                  6,000
 Custody fees                                                                              600
 Distribution fees                                                                         464
 Shareholder servicing fees                                                                155
 Miscellaneous fees                                                                      2,000
                                                                                   -----------
     Total direct expenses                                                              32,059

Reimbursement from Investment Manager                                                  (31,347)
                                                                                   -----------

     Net direct expenses                                                                   712
                                                                                   -----------

NET INVESTMENT LOSS                                                                     (1,486)
                                                                                   -----------

UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER FUND

 Net change in unrealized appreciation on investments                                       22
                                                                                   -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    (1,464)
                                                                                   ===========






--------------------------
*Include expense waivers of $7,630 at the Master Fund level.
 See Note 2 for discussion of allocations from the Master Fund



             See Accompanying Notes and also Financial Statements of
                        ACP Continuum Return Fund II, LLC

ACP FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         ACP ADVANTAGE
                                                                                     CONTINUUM RETURN FUND
                                                                              ----------------------------------
                                                                                Six Months         November 1,
                                                                                   Ended            2003* to
                                                                               June 30, 2004      December 31,
                                                                                (Unaudited)          2003
INVESTMENT ACTIVITIES

    Net investment loss                                                         $     (1,486)     $      (106)
    Net change in unrealized appreciation on investments                                  22              337
                                                                                ------------      -----------

        NET (DECREASE) INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS                                                               (1,464)             231
                                                                                ------------      -----------


CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued                                                      120,037           25,000
                                                                                ------------      -----------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                               120,037           25,000
                                                                                ------------      -----------

        TOTAL INCREASE IN NET ASSETS                                                 118,573           25,231

        NET ASSETS AT BEGINNING OF PERIOD                                             25,231                0

        NET ASSETS AT END OF PERIOD                                             $    143,804      $    25,231
                                                                                ============      ===========

* Commencement of Operations.


             See Accompanying Notes and also Financial Statements of
                        ACP Continuum Return Fund II, LLC

ACP FUNDS TRUST

STATEMENTS OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                ACP ADVANTAGE
                                                                                            CONTINUUM RETURN FUND
                                                                                 -----------------------------------------
                                                                                                            November 1,
                                                                                      Six Months             2003* to
                                                                                     Ended June 30,        December 31,
                                                                                         2004                 2003
    Cash flows from operating activities
     Decrease (Increase) in capital from operations                                  $     (1,464)         $       231
         Adjustments to reconcile (decrease) increase in capital from operations to net cash used in operating activities:
              Purchases of investments in ACP Continuum
                Return Fund II, LLC                                                      (120,037)             (25,000)
             Decrease (increase) in receivable from adviser                                10,494              (10,494)
             Net investment loss allocated from Master Fund                                   774                   58
             Net change in unrealized appreciation on investments
                  allocated from Master Fund                                                  (22)                (337)
             Decrease (increase) in accrued expenses                                       (9,782)              10,542
                                                                                     ------------          -----------
        Net cash used in operating activities                                            (120,037)             (25,000)
                                                                                     ------------          -----------

    Cash flows from financing activities
        Capital contribution                                                              120,037               25,000
                                                                                     ------------          -----------
        Net cash provided by financing activities                                         120,037               25,000
                                                                                     ------------          -----------

    Net increase in cash and cash equivalents                                                   0                    0
                                                                                     ------------          -----------
    Cash and cash equivalents at beginning of period                                            0                    0
                                                                                     ------------          -----------
    Cash and cash equivalents at end of period                                       $          0          $         0
                                                                                     ============          ===========

* Commencement of Operations.






             See Accompanying Notes and also Financial Statements of
                        ACP Continuum Return Fund II, LLC

ACP FUNDS TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                                         ACP ADVANTAGE
                                                                                     CONTINUUM RETURN FUND
                                                                         ---------------------------------------------
                                                                                Six Months           November 1,
                                                                                  Ended               2003* to
                                                                              June 30, 2004         December 31,
                                                                               (Unaudited)              2003
Per Share Operating Performance:
 Net Asset Value, beginning of period                                         $       10.09         $      10.00

    Net investment loss                                                               (0.12)**             (0.04)
    Net unrealized gains                                                               0.07                 0.13
                                                                              -------------         ------------
       Total from investment operations                                               (0.05)                0.09
                                                                              -------------         ------------

    Distributions                                                                     (0.00)               (0.00)
                                                                              -------------         ------------

    Net asset value, end of period***                                         $       10.04         $      10.09
                                                                              =============         ============

    Annualized Ratios to average net assets:****
        Net investment (loss)                                                         (2.39)%              (2.53)%
        Expenses, excluding waivers and reimbursements                                65.16%              486.06%
        Expenses, including waivers and reimbursements                                 2.44%                2.53%

    Net Assets at end of period                                               $     143,804         $     25,231

    Total Return (not annualized)+                                                    (0.50)%               0.90%

    Portfolio Turnover (not annualized)                                                   0%                   0%

--------------------------
*Commencement of Operations
**Calculated using average shares outstanding during the period.
***Represents Market Value Per Share.
**** Includes net expenses allocated from Master Fund.
+Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted. Total returns for a period of less than a full year are not annualized.
See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.




             See Accompanying Notes and also Financial Statements of
                        ACP Continuum Return Fund II, LLC

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND INVESTMENT OBJECTIVE:

     ACP Funds Trust (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company with four active series. The financial statements included herein are those of the ACP Advantage
     Continuum Return Fund (the "Fund"). The Fund has only one class of beneficial interest that may be issued in an unlimited number.

     The Fund issues shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Fund. Shares of the Fund have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The Board of Trustees of the Fund has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Fund consists of the same persons as the board of directors of the Master Fund (as defined below).

     The investment objective of the Fund is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. The Fund attempts to achieve this objective by investing substantially all of its assets in ACP Continuum Return Fund II, LLC (the "Master Fund") that has the same investment objective as the Fund. The Master Fund will primarily invest its assets among a select group of unregistered funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners LLC, (the "Investment Manager") serves as the investment manager to the Fund and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Turner Investment Partners, Inc. ("Turner") is a minority investor in the Investment Manager. The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Fund's financial statements. The percentage of the Master Fund owned by the Fund at June 30, 2004 was 8.86%.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     VALUATION - The net asset value of the Fund is equal to the Fund's proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. Valuation of the Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Fund and are discussed in the Notes to Financial Statements of the Master Fund included elsewhere in this report.

     ALLOCATION FROM MASTER FUND - As required by accounting principles generally accepted in the United States, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

     TAX BASIS REPORTING - Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Fund's allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

     NET ASSET VALUE PER SHARE - The net asset value per share of the Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     FUND LEVEL INCOME AND EXPENSES - Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund. Common expenses of the Trust are allocated among all the series of the Trust on the basis of relative net assets. In addition, the Fund

ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     FUND LEVEL INCOME AND EXPENSES - (continued) also bears its proportionate share of the expenses of the Master Fund. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund does not pay any additional compensation directly to the Investment Manager. See Note 3 for discussion of distribution and shareholder servicing fees.

     DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. There were no distributions made by the Fund for the six months ended June 30, 2004.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust and of the Fund are also officers of the Investment Manager or Turner. Such officers are paid no fees by the Trust or the Fund for serving as officers and trustees of the Trust or the Fund.

     Prior to May of 2004, Turner Investment Distributors, Inc., a subsidiary of Turner, acted as Placement Agent to the Fund. The Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00% of net assets.

4.   FUND LEVEL INCOME AND EXPENSES

     Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. The Advisor has paid certain Fund expenses such as organization costs. Other expenses that are specifically attributed to one of the Funds are charged to that Fund.

5.   OTHER SERVICE PROVIDERS:

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust.

6.   FEDERAL INCOME TAXES:

     The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United

ACP FUNDS TRUST

--------------------------------------------------------------------------------

6.   FEDERAL INCOME TAXES (CONTINUED):

     States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

     As described in Note 2, the Fund does not yet know what the components of taxable income and gains are as of June 30, 2004. The Fund also does not yet know the tax cost and related appreciation/depreciation for tax purposes of its investment in the Master Fund.

7.   RISK FACTORS:

     An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

8.   REDEMPTIONS AND REPURCHASE OF SHARES:

     The Fund is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require the Fund to redeem those shares or portion thereof. With very limited exceptions shares of the Fund are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund.

     The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether the Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Fund offer to repurchase Units from shareholders twice each year, effective March 31 and September 30.

       Transactions on shares were as follows for the six months ended June 30, 2004:

         Numbers of shares issued                               11,823
         Number of shares redeemed                                  (0)
                                                             ---------
         Net increase in shares outstanding                     11,823
         Shares outstanding, beginning of period                 2,500
                                                             ---------
         Shares outstanding, end of period                      14,323
                                                             ---------

ACP FUNDS TRUST

--------------------------------------------------------------------------------

9.   GUARANTEES

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Funds Trust, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

  [LOGO OMITTED]
       ACP
    ASCENDANT
CAPITAL PARTNERS                                  ACP CONTINUUM RETURN FUND II

--------------------------------------------------------------------------------
FIRST QUARTER 2004 REVIEW
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  JAN      FEB      MAR      APR     MAY      JUN      JUL      AUG      SEP      OCT      NOV      DEC      YEAR
------------------------------------------------------------------------------------------------------------------------------------
2004              0.69     0.11     0.10                                                                                     0.90
2003              0.99     0.45    -0.13     1.24    0.63     0.25     0.32     0.41     0.56     0.73     0.29     0.82     6.75
2002              n/a      n/a      n/a      0.16%   0.15    -1.15    -0.11     0.55    -0.24     0.00     0.36     1.13     0.84
------------------------------------------------------------------------------------------------------------------------------------

RETURN STATISTICS        CRFII**   90 DAY       (1)HENNESSEE   ANALYTICS SUMMARY            CRFII     90 DAY            HENNESSEE
                                   T-BILL     MARKET NEUTRAL                                          T-BILL       MARKET NEUTRAL
1Q 04                     0.90%     0.23%              1.70%   Standard deviation           1.74%      0.12%                2.06%
Trailing 12 month         6.32%     0.96%              3.91%   Annualized Sharp Ratio        1.67       0.00                 0.70
YTD 03/31/04              0.90%     0.23%              1.70%   Downside deviation (RFR)     1.02%      0.00%                1.41%
Since inception return*   8.62%     2.64%              5.67%   Largest drawdown**          -1.25%      0.00%               -2.43%
                                                               Correlation                   1.00      -0.45                 0.15
------------------------------------------------------------------------------------------------------------------------------------

*Fund inception 4/2002
**Performance numbers are net of fees


FUND OBJECTIVE
The ACP Continuum Return Fund II is a fund of hedge funds currently comprised of investments in hedge funds employing low-volatility strategies. The Fund's objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds. Ascendant Capital Partners, LLC will invest the Fund's assets in underlying funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

PERFORMANCE AND STRATEGY REVIEW
During the first quarter of 2004 the Continuum Return Fund gained 0.90%, net of all fees. March 31, 2004 marked the completion of this Fund's second year in operation. Since inception, the Fund has earned 8.62% beating total return from Tbills over the same time period by 5.98%. The volatility of this fund has been very low incurring an annualized standard deviation of 1.74%.

The range of returns experienced by our managers during the quarter ranged from -0.15% to 3.16%. Our multi-strategy manager was our best performer and benefited from gains in their merger and capital structure arbitrage books. Our low volatility long/short equity manager experienced a slight loss.

Overall, it was a fairly quiet quarter. Merger activity continues to accelerate but gains in this area are being squeezed as money begins to flow back into this strategy. Our convertible arbitrage manager continues to plod along, earning steady gains while keeping leverage low. Lastly, our hedged distressed manager is delivering positive, albeit small, results.

We did not make any changes in our managers during the quarter. As our assets grow, we expect that we will be adding more low volatility long/short managers to our mix.

COMMENTARY

"WORLDLY WISDOM TEACHES THAT IT IS BETTER FOR REPUTATION TO FAIL CONVENTIONALLY THAN SUCCEED UNCONVENTIONALLY".

--JOHN MAYNARD KEYNES

The March 2004 issue of Institutional Investor magazine contained an article, which describes General Motor's plan to invest $2.5 billion of its $80 billion pension plan into hedge funds. Their goal, as stated in the article, is to "boost returns, improve


1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION diversification and LOWER the pension plan's risk profile". Conversely, the March 15, 2004 issue of The Philadelphia Inquirer includes an article describing the Pennsylvania State Employees Retirement System's $2.3 billion investment of its $24 billion plan in hedge funds as a "Daredevil Strategy".

What's going on here? Two very large pension plans make two similar investments and two fairly well read publications come to two, very different, conclusions. Admittedly, the Inquirer is far from a premier business publication but the contrast between these two articles is too substantial to ignore. How can two similar strategies be viewed so differently? These conflicting opinions are indicative of the current confusion regarding the rapid growth in hedge fund investing.

Despite the fact that they have been around since the 1940's, hedge funds seem to be new and unconventional to the vast majority of investors. As with most new concepts, especially investment strategies, misunderstandings and misconceptions abound. Generally, it takes time for people to understand their purpose and to become comfortable with each strategy or vehicle and their nuances. This has occurred with other investment innovations such as mutual funds, options and financial futures. At first, these instruments were viewed with skepticism but were eventually accepted as investors began to comprehend their function and learned how they could be used effectively. It is now the hedge fund industry's turn to go through this process.

In order to better explain why we believe this, it would be helpful to examine why pension plan's such as General Motors and the State of Pennsylvania, as well as many others, have decided to make hedge funds an important part of their overall investment strategies. In our view, there are two primary reasons:

     1. Absolute Returns- The stock market's decline from 2000 to 2002 put tremendous strain on pension plans as they went from being over funded to under funded. The market's decline and the accompanying volatility affected not only the pension plans but companies' and municipalities' operations as it became necessary to support these plans through working and investment capital.

          Strategies employing risk controls which sought to limit downside volatility became attractive despite the fact that these strategies tend to under perform in rising markets. Hedge fund strategies, on average, were delivering these desired results. From 1998 through 2003, a period which includes three up years and three down years, the S&P Hedge Fund Index gained 9.58% per year with an accompanying volatility of 4.21%. The S&P 500 during this same period grew by an average of 3.78% per year while incurring an average volatility level of 20.77%. During this six year period hedge funds, on average, outperformed the S&P 500 by 253% and did so with 80% less volatility. We have written about the problems with hedge fund indices and the concept of "average" hedge funds so we will not cover those issues here. However, despite these issues, the numbers above explain why pension plans are showing such interest in these strategies.

     2. Diversification- Pension plans and other investors are beginning to better understand how improved diversification can help smooth returns and lower volatility. By combining these non-correlating strategies with their traditional investments returns can be more consistent enabling investors to have more confidence in their ability to meet liabilities.

In our opinion, these two benefits are the major forces driving the current popularity of hedge funds. Accessing these benefits, however, is easier said than done. The hedge fund industry is very fragmented, consisting of thousands of small funds employing many different strategies. Locating, properly evaluating and monitoring these funds is a challenging task for most investors. Some investors, like the major endowments and plans such as General Motors, have assembled experienced staffs to perform this function. Many others, such as the State of Pennsylvania, have opted to hire fund of hedge fund firms to perform these services for them. Fund of funds can provide professional due diligence, portfolio management and rapid diversification for investors who are not willing or unequipped to perform individual hedge fund due diligence and analysis.



1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

No matter how the business is approached, there is no question, in our opinion, that hedge funds will continue to grow and play a bigger role in the financial markets and investor's portfolios. The industry currently has $700 billion in assets and is projected to grow to $2 trillion by the end of the decade. As this occurs and investor familiarity increases, we expect that publications like the ones mentioned above will be more consistent in their description of these strategies.

We would like to thank you for your support and welcome any and all questions or comments you may have. Please feel free to call us at any time. We appreciate the opportunity to be of service to you.


All the best,



Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LLC




Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment. Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this Fund.

1 Refers to the Hennessee HF Index: Market Neutral(R). The Hennessee Hedge Fund Indices(R) are calculated from performance data supplied by a diversified group of hedge funds monitored by the Hennessee Group LLC and are believed to represent over half of the capital in the industry and is an equally-weighted average of the funds in the Hennessee Hedge Funds Indices. The funds in the Hennessee Hedge Fund Indices are believed to be statistically representative of the larger Hennessee Universe of over 3,000 hedge funds and are net of fees and unaudited.

RISK FACTORS
     o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
     o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
     o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:
     o These funds are relatively new, and do not have an established track record.
     o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
     o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
     o The fund of funds structure adds additional fees and expenses, which can materially impact







1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

         ACP SEMI-ANNUAL JUNE 30, 2004



         ACP CONTINUUM RETURN FUND II

         Dear Investor,

         For the first six months of 2004 the ACP Continuum Return Fund II, LLC (the "Fund") returned 0.09% net of all fees. The first quarter of 2004 the net return for the Fund was 0.93% and a second quarter return of -0.83%. In addition, the Fund has achieved a trailing twelve month net return of 3.26% and an annualized volatility of 1.85%, weathering some extremely volatile markets. Since the Fund's inception in April 2002, the net return is 7.70%. The following quarterly letters will provide more detail on the Fund and its performance since inception.

         RETURNS ARE UNAUDITED AND REPORTED NET OF FEES, INCLUDING ANY PERFORMANCE ALLOCATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. VOLATILITY IS MEASURED AS ANNUALIZED STANDARD DEVIATION.

--------------------------------------------------------------------------------
SECOND QUARTER 2004 REVIEW
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  JAN      FEB      MAR      APR     MAY      JUN      JUL      AUG      SEP      OCT      NOV      DEC      YEAR
------------------------------------------------------------------------------------------------------------------------------------
2004             0.69     0.11     0.10    -0.45   -0.69     0.29                                                           0.09
2003             0.99     0.45    -0.13     1.24    0.63     0.25     0.32     0.41     0.56     0.73     0.29     0.82     6.75
2002              n/a      n/a      n/a     0.16    0.15    -1.15    -0.11     0.55    -0.24     0.00     0.36     1.13     0.84
------------------------------------------------------------------------------------------------------------------------------------

RETURN STATISTICS        CRFII**   T-BILL 90    (1)HENNESSEE     ANALYTICS SUMMARY         CRFII    T-BILL 90     HENNESSEE
                                      DAY      MARKET NEUTRAL                                          DAY      MARKET NEUTRAL
2Q 2004                  -0.83%      0.26%         -0.32%        Standard deviation        1.85%      0.11%          2.21%
Trailing 12 month         3.26%      0.95%          3.20%        Annualized Sharp Ratio    1.11       0.00           0.14
YTD 06/30/04              0.09%      0.49%          1.60%        Downside deviation (RFR)  3.27%      0.00%          1.66%
Since inception return*   7.70%      2.91%          5.34%        Largest drawdown**        1.25%      0.00%         -2.43%
                                                                 Correlation               1.00      -0.29           0.27

*Fund inception 4/2002
**Performance numbers are net of fees


FUND OBJECTIVE
The ACP Continuum Return Fund II is a fund of hedge funds currently comprised of investments in hedge funds employing low-volatility strategies. The Fund's objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds. Ascendant Capital Partners, LP will invest the Fund's assets in underlying funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

PERFORMANCE AND STRATEGY REVIEW
During the second quarter of 2004, the Continuum Return Fund II declined in value by 0.83% bringing the fund's year to date return to 0.09%. Since inception the fund has gained 7.70% versus a gain of 2.91% for Treasury Bills. The volatility of the fund continues to be very low at 1.85% annually. All of our returns are net of all fees.

The past quarter, and the year to date, has been difficult for our managers because of the market's extremely low volatility level. Most of these managers employ "mean reversion" strategies which look for discrepancies among securities and hope to profit when these relationships return to normal. The volatility in the markets so far this year has created very few discrepancies and is the major reason for our flat performance.

During the second quarter 2004, the returns of our individual hedge funds ranged from -2.02% to +0.43%. Our worst manager was our commodity-based long/short fund, while our best was our multi-strategy manager. Our convertible arbitrage manager experienced a loss of 1.60% as this strategy is particularly affected by low volatility and rising interest rates. Beginning this quarter, we are including a report which details the exposures and returns of the fund. Our intent is to provide our investors with a level of transparency so they can better understand the strategy and the risk/return profile of the fund. We welcome your feedback on the report and if there is something that you would like included please let us know.

UPDATE
During the second quarter there were two significant changes made at our firm that we want you to be aware of:

     1. We are pleased to announce that during the quarter we broadened the ownership of our firm by adding Baystar Asset Management (BAM) as a limited partner of Ascendant Capital Partners. BAM brings us marketing capabilities, experience and infrastructure which will help us as we grow the firm. We have included a press release discussing the transaction in more detail and a proxy statement will be sent to each investor outlining this change as well. Ascendant will no longer be affiliated with Turner Investment Partners as they have decided to refocus their efforts on their core strengths and we have decided to align ourselves with more experienced hedge fund professionals.

     2. In accordance with new SEC regulations we have added two new board members to the ACP Funds board bringing our outside director percentage to 75%. All of our directors have significant investment experience. We are pleased to have such an experienced group of professionals representing our investors.

If you have questions or would like to discuss either of these items in more detail please feel free to give us a call. We look forward to hearing from you. Thanks again for this opportunity to be of service.

Sincerely,


Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP



Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment. Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this Fund.

1 Refers to the Hennessee HF Index: Opportunistic(R). The Hennessee Hedge Fund Indices(R) are calculated from performance data supplied by a diversified group of hedge funds monitored by the Hennessee Group LLC and are believed to represent over half of the capital in the industry and is an equally-weighted average of the funds in the Hennessee Hedge Funds Indices. The funds in the Hennessee Hedge Fund Indices are believed to be statistically representative of the larger Hennessee Universe of over 3,000 hedge funds and are net of fees and unaudited.

RISK FACTORS
     o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
     o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
     o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:
     o These funds are relatively new, and do not have an established track record.
     o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
     o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
     o The fund of funds structure adds additional fees and expenses, which can materially impact.

                              FINANCIAL STATEMENTS

                        ACP CONTINUUM RETURN FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004
                                   (UNAUDITED)

                        ACP CONTINUUM RETURN FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004
                                   (UNAUDITED)










                                TABLE OF CONTENTS


Schedule of Investments                                                       1
Statement of Assets, Liabilities and Members' Capital                         2
Statement of Operations                                                       3
Statements of Changes in Members' Capital                                     4
Statement of Cash Flows                                                       5
Notes to Financial Statements                                                 6

ACP CONTINUUM RETURN FUND II, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                JUNE 30, 2004
INVESTMENTS IN UNDERLYING FUNDS - 84.43%

       CONVERTIBLE ARBITRAGE - 13.07%
            Argent LowLev Convertible Arbitrage Fund, LLC (Cost $175,000)                       $     213,152
                                                                                               --------------
                                                                                                      213,152
                                                                                               --------------

       HEDGED DISTRESSED - 12.42%
            Mellon HBV Rediscovered Opportunities Fund, LP (Cost $175,000)                            202,527
                                                                                               --------------
                                                                                                      202,527
                                                                                               --------------

       LONG/SHORT - 13.52%
            Van Eck Hard Assets, LP (Cost $200,000)                                                   220,494
                                                                                               --------------
                                                                                                      220,494
                                                                                               --------------

       MERGER ARBITRAGE - 22.14%
            Arbitrage Associates, LP (Cost $175,000)                                                  183,158
            West Broadway Partners, LP (Cost $175,000)                                                177,941
                                                                                               --------------
                                                                                                      361,099
                                                                                               --------------

       MULTI-STRATEGY - 12.45%
            Taconic Capital Partners, LP (Cost $175,000)                                              203,102
                                                                                               --------------
                                                                                                      203,102
                                                                                               --------------

       STATISTICAL ARBITRAGE - 10.83%
            Tiedemann Invictus Equity Statistical Arbitrage Fund, LP (Cost $175,000)                  176,633
                                                                                               --------------
                                                                                                      176,633
                                                                                               --------------


       TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,250,000)                                      1,377,007

       OTHER ASSETS, LESS LIABILITIES - 15.57%                                                        254,006
                                                                                               --------------
       MEMBERS' CAPITAL - 100.00%                                                               $   1,631,013
                                                                                               ==============





                 See Accompanying Notes to Financial Statements
                                        1

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  JUNE 30, 2004
ASSETS

Investments in Underlying Funds, at fair value (cost - $1,250,000)               $    1,377,007
Cash and cash equivalents                                                               311,681
Receivable for disposition of investments in Underlying Funds                             3,077
Miscellaneous receivable                                                                    226
                                                                                ---------------

            TOTAL ASSETS                                                              1,691,991
                                                                                ---------------

LIABILITIES

Board of directors fees payable                                                          12,375
Other accrued expenses                                                                   48,603
                                                                                ---------------

               TOTAL LIABILITIES                                                         60,978
                                                                                ---------------

               MEMBERS' CAPITAL                                                  $    1,631,013
                                                                                ===============




Units Outstanding (100,000,000 units authorized)                                        151,442
Net Asset Value per Unit (offering and redemption price per unit)                        $10.77












                 See Accompanying Notes to Financial Statements
                                        2

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2004
INVESTMENT INCOME
       Interest                                                                     $         321
                                                                                   ----------------

                  TOTAL INVESTMENT INCOME                                                     321
                                                                                   ----------------

EXPENSES
       OPERATING EXPENSES:
           Accounting and administration fees                                              46,500
           Professional fees                                                               37,500
           Management fees                                                                  8,271
           Board of directors fees                                                          6,000
           Custodian fees                                                                   4,936
           Other expenses                                                                   2,771
                                                                                   ----------------
                  TOTAL OPERATING EXPENSES
                                                                                          105,978
                                                                                   ----------------

           Reimbursement from Investment Manager                                          (95,667)

                  NET OPERATING EXPENSES                                                   10,311

                  NET INVESTMENT LOSS                                                      (9,990)

UNREALIZED GAIN ON UNDERLYING FUNDS

           Net appreciation of investments in Underlying Funds                              9,514
                                                                                   ----------------

                  DECREASE IN MEMBERS' CAPITAL FROM OPERATIONS                      $        (476)
                                                                                   ================











                 See Accompanying Notes to Financial Statements
                                        3

ACP CONTINUUM RETURN FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED
                                                                       JUNE 30, 2004               YEAR ENDED
                                                                        (UNAUDITED)            DECEMBER 31, 2003
Members' capital at beginning of period                                $   1,371,419            $     1,260,932

    Capital contributions                                                    260,070                     25,000

    Net investment loss                                                      ( 9,990)                   (14,673)

    Net realized gain on investments in Underlying Funds                           0                     10,308

    Net appreciation of investments in Underlying Funds                        9,514                     89,852
                                                                       -------------            ---------------

            Members' capital at end of period                          $   1,631,013            $     1,371,419
                                                                       =============            ===============



















                 See Accompanying Notes to Financial Statements
                                        4

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED
                                                                                            JUNE 30, 2004
CASH FLOWS FROM OPERATING ACTIVITIES
Decrease in members' capital from operations                                               $         (476)
       Adjustments to reconcile  decrease in members' capital from operations to net cash used for operating activities:
            Decrease in receivable for disposition of investments in Underlying Funds                 887
            Increase in miscellaneous receivable                                                     (226)
            Net appreciation on investments in Underlying Funds                                    (9,514)
            Increase in accrued expenses                                                            2,978
                                                                                          ----------------
       Net cash used for operating activities                                                      (6,351)
                                                                                          ----------------
CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions                                                                      260,070
                                                                                          ----------------
       Net cash provided by financing activities                                                  260,070
                                                                                          ----------------

Net increase in cash and cash equivalents                                                         253,719
Cash and cash equivalents at beginning of period                                                   57,962
                                                                                          ----------------
Cash and cash equivalents at end of period                                                 $      311,681
                                                                                          ================














                 See Accompanying Notes to Financial Statements
                                        5

ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Continuum Return Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager invests the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

     Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   NET ASSET VALUATION

          The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

          Interest income is recorded on the accrual basis.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   FUND EXPENSES

          The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the six months ended June 30, 2004, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $95,667.

     C.   INCOME TAXES

          The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     D.   CASH AND CASH EQUIVALENTS

          The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2004, the Fund held $311,681 in cash at PNC Bank.

     E.   ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PROFITS

     The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective ownership percentage for such period.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.25% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 0.75% per annum or higher than 1.75% per annum after adjustment. The performance adjustments resulted in a decrease to the management fee of $1,339 for the six months ended June 30, 2004.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,500 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. ("PFPC") serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums. During the year ended December 31, 2003, PFPC agreed to waive fees in the amount of $1,875. These fees, as well as $38,596 of fees waived by PFPC during the prior fiscal period, may be recovered by PFPC if the administration and accounting agreement is terminated prior to April 1, 2005.

5.   SECURITIES TRANSACTIONS

     There were no purchases or sales of Underlying Funds for the six months ended June 30, 2004. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of June 30, 2004.

6.   RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   UNDERLYING FUNDS

     The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

     Arbitrage Associates, LP invests primarily in securities of United States issuers that are or may become subject to a tender offer, merger, liquidation, recapitalization, spin-off, proxy contest, exchange offer, leveraged buyout or bankruptcy. This Underlying Fund allows for redemptions at the end of each month, upon 30 days notice.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Argent LowLev Convertible Arbitrage Fund, LLC seeks to earn consistent income and profit primarily from a diversified portfolio of hedged convertible securities, including, among other things, bonds, preferred stock, warrants and options. This Underlying Fund allows for redemptions at the end of each month, upon 30 days notice.

     Mellon HBV Rediscovered Opportunities Fund, LP seeks to attain high risk-adjusted returns primarily by investing in a diversified portfolio of distressed investments, while minimizing downside exposure through a strict application of risk control measures and selective short selling. This Underlying Fund allows for redemptions as of each July 31 and January 31 occurring on or after the 12-month anniversary date on which the Fund made a capital contribution, provided that 60 days prior notice is given.

     Taconic Capital Partners, LP focuses on event investing, which it defines as investing in securities and instruments of companies undergoing extraordinary corporate events that its general partner believes will change the companies' financial structures. This Underlying Fund allows for redemptions of up to 25% of the capital related to a contribution at the end of each 3-month anniversary of that contribution, subject to 60 days prior notice. Additional redemptions are allowed on the one-year anniversary of the contribution, subject to 60 days prior notice.

     Tiedemann Invictus Equity Statistical Arbitrage Fund, LP seeks to exploit price disparities between stocks within groups. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

     Van Eck Hard Assets, LP seeks capital appreciation primarily through investments in "hard asset" securities and "hard asset" commodities, which includes companies that are directly or indirectly engaged in the exploration, development, production, servicing or distribution of one or more of the following: gas, petroleum, petrochemicals or other hydrocarbons, real estate, precious metals, forest products, ferrous and non-ferrous metals, and other basis and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, beginning six months after the investment.

     West Broadway Partners, LP seeks to achieve capital appreciation and limit risk through hedged trading strategies that its general partner believes differ from those that follow traditional portfolio management. It seeks to achieve its objective by investing in securities, commodities and other instruments that present arbitrage opportunities and opportunities resulting from price disparities of related securities. This Underlying Fund allows for redemptions at the end of each calendar quarter upon 30 days prior notice.

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS (CONTINUED)

     Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund. With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distributions.

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

     Transactions in Units for the six months ended June 30, 2004 were as follows:

            Number of Units issued                       24,036
            Number of Units redeemed                         (0)
                                                        -------
            Net increase in Units outstanding            24,036
            Units outstanding, beginning of period      127,406
                                                        -------
            Units outstanding, end of period            151,442
                                                        =======

     The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

     Per Unit Operating Performance:                                      Six Months Ended          Year Ended         April 1, 2002
                                                                           June 30, 2004             December           to December
                                                                            (Unaudited)              31, 2003            31, 2002
     Net asset value at beginning of period                                    $10.76                 $10.08              $10.00
     Income from investment operations
        Net investment loss                                                     (0.07)*                (0.12)              (0.14)
     Net realized and unrealized gain from investments                           0.08                   0.80                0.22
                                                                                 ----                   ----                ----
        Total from investment operations                                         0.01                   0.68                0.08
                                                                                 ----                   ----                ----

         Net increase in net asset value                                         0.01                   0.68                0.08
                                                                                 ----                   ----                -----
         Net asset value at end of period                                      $10.77                 $10.76              $10.08
                                                                                =====                  =====              ======

         *Calculated using average units outstanding during the period.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

     Ratios and Supplemental Data:

     The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                        Six Months Ended
                                                         June 30, 2004          Year Ended           April 1, 2002 to
                                                          (Unaudited)        December 31, 2003      December 31. 2002
         Net investment loss                                (1.30)%               (1.12)%                (1.85)%

         Gross expenses                                      13.78%                15.55%                 23.31%
         Expenses waived / reimbursed                        12.44%                14.40%                 21.45%
         Net expenses                                         1.34%                 1.15%                  1.86%

         Total return (not annualized)                        0.09%                 6.76%                  0.83%

         An individual  Member's ratios and return may vary from the above based on the timing of capital contributions.

         Portfolio Turnover                                      0%                  14%                     0%

         Members' Capital at end of period (000s)            $1,631                $1,371                 $1,261


10.  GUARANTEES

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.



11.  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect to 1-302-791-2595 or writing: ACP Continuum Return Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

                               SEMI ANNUAL REPORT

                                 ACP FUNDS TRUST

                   ACP ADVANTAGE STRATEGIC OPPORTUNITIES FUND
                 ACP ADVISER SERIES STRATEGIC OPPORTUNITIES FUND
              ACP INSTITUTIONAL SERIES STRATEGIC OPPORTUNITIES FUND

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT

                                 ACP FUNDS TRUST

                                  JUNE 30, 2004
                                   (UNAUDITED)









                                TABLE OF CONTENTS


     Statements of Assets and Liabilities                                   1
     Statements of Operations                                               2
     Statements of Changes in Net Assets                                    3
     Statements of Cash Flows                                               4
     Financial Highlights                                                   5
     Notes to Financial Statements                                          7


     ACP Strategic Opportunities Fund II, LLC Financial Statements          I

ACP FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   ACP                ACP                 ACP
                                                                                ADVANTAGE       ADVISER SERIES       INSTITUTIONAL
                                                                                STRATEGIC          STRATEGIC        SERIES STRATEGIC
                                                                              OPPORTUNITIES      OPPORTUNITIES       OPPORTUNITIES
                                                                                   FUND               FUND                FUND
ASSETS

 Investment in ACP Strategic Opportunities Fund II, LLC, at cost               $    356,055       $    475,068        $    100,000
 Investment in ACP Strategic Opportunities Fund II, LLC, at value                   362,266            478,877             107,067
 Receivable from adviser                                                             14,554             15,573              15,317
                                                                               ------------       ------------        ------------

    TOTAL ASSETS                                                                    376,820            494,450             122,384
                                                                               ------------       ------------        ------------

LIABILITIES

 Distribution fees payable                                                              981                236                   0
 Shareholder servicing fees payable                                                     327                236                   0
 Other expenses payable                                                              14,750             15,715              15,435
                                                                               ------------       ------------        ------------

    TOTAL LIABILITIES                                                                16,058             16,187              15,435
                                                                               ------------       ------------        ------------

NET ASSETS                                                                     $    360,762       $    478,263        $    106,949
                                                                               ============       ============        ============

NET ASSETS CONSIST OF:

 Paid-in capital                                                               $    356,055       $    475,068        $    100,000
 Accumulated earnings                                                                 4,707              3,195               6,949
                                                                               ------------       ------------        ------------
    TOTAL NET ASSETS                                                           $    360,762       $    478,263        $    106,949
                                                                               ============       ============        ============



Shares Outstanding                                                                   33,348             44,884              10,000
Net Asset Value per Share, Offering and Redemption Price per Share             $      10.82       $      10.66        $      10.69


      See Accompanying Notes and also Financial Statements of ACP Strategic
                           Opportunities Fund II, LLC
                                        1

ACP FUNDS TRUST

STATEMENTS OF OPERATIONS - SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   ACP                ACP                 ACP
                                                                                ADVANTAGE       ADVISER SERIES       INSTITUTIONAL
                                                                                STRATEGIC          STRATEGIC        SERIES STRATEGIC
                                                                              OPPORTUNITIES      OPPORTUNITIES       OPPORTUNITIES
                                                                                   FUND               FUND                FUND
NET INVESTMENT INCOME ALLOCATED FROM MASTER FUND
 Interest                                                                      $         37       $         55        $         15
 Expenses*                                                                           (1,664)            (1,455)               (872)
                                                                               ------------       ------------        ------------
     Net investment income allocated from Master Funds                               (1,627)            (1,400)               (857)
                                                                               ------------       ------------        ------------
DIRECT EXPENSES
 Professional fees                                                                   14,500             14,500              14,500
 Transfer agent fees                                                                  9,320              8,200               7,920
 Sub-administration and accounting fees                                               6,000              6,000               6,000
 Distribution fees                                                                      754                220                   0
 Custodian fees                                                                         600                600                 600
 Shareholder servicing fees                                                             252                220                   0
 Miscellaneous fees                                                                   2,000              2,000               2,000
                                                                               ------------       ------------        ------------
     Total direct expenses                                                           33,426             31,740              31,020

  Expense reimbursement                                                             (32,269)           (31,167)            (30,940)
                                                                               ------------       ------------        ------------

     Net direct expenses                                                              1,157                573                  80
                                                                               ------------       ------------        ------------

NET INVESTMENT LOSS                                                                  (2,784)            (1,973)               (937)
                                                                               ------------       ------------        ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
       FROM MASTER FUND

 Net realized gain on investments                                                     3,281                664               2,657
 Net change in unrealized appreciation on investments                                    10              3,311                 330
                                                                               ------------       ------------        ------------

 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED
   FROM MASTER FUND                                                                   3,291              3,975               2,987
                                                                               ------------       ------------        ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $        507       $      2,002        $      2,050
                                                                               ============       ============        ============






     ------------------------------
* Includes expense reimbursement from Investment Manager of $1,668, $1,300 and $1,005, respectively.

See Note 2 for discussion of allocations  from the Master Fund


      See Accompanying Notes and also Financial Statements of ACP Strategic
                           Opportunities Fund II, LLC
                                        2

ACP FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   ACP                ACP                 ACP
                                                                                ADVANTAGE       ADVISER SERIES       INSTITUTIONAL
                                                                                STRATEGIC          STRATEGIC        SERIES STRATEGIC
                                                                              OPPORTUNITIES      OPPORTUNITIES       OPPORTUNITIES
                                                                                   FUND               FUND                FUND
FOR THE PERIOD ENDED DECEMBER 31, 2003                                        *July 1, 2003    *October 1, 2003     *October 1, 2003
        NET ASSETS AT BEGINNING OF PERIOD                                      $          0       $          0        $          0
                                                                                -----------        -----------         -----------
INVESTMENT ACTIVITIES

    Net investment loss                                                                (811)              (147)               (461)
    Net realized loss on investments                                                    (63)                 0                   0
    Net change in unrealized appreciation on investments                              5,074              1,340               5,360
                                                                                -----------        -----------         -----------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          4,200              1,193               4,899
                                                                                -----------        -----------         -----------

CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued                                                      76,005             25,000             100,000
                                                                                -----------        -----------         -----------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                               76,005             25,000             100,000
                                                                                -----------        -----------         -----------

        TOTAL INCREASE IN NET ASSETS                                                 80,205             26,193             104,899

        NET ASSETS AT DECEMBER 31, 2003                                        $     80,205             26.193             104,899
                                                                                ===========        ===========         ===========
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT ACTIVITIES

    Net investment loss                                                              (2,784)            (1,973)               (937)
    Net realized gain on investments                                                  3,281                664               2,657
    Net change in unrealized appreciation on investments                                 10              3,311                 330
                                                                                -----------        -----------         -----------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            507              2,002               2,050
                                                                                -----------        -----------         -----------

CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued                                                     280,050            450,068                   0
                                                                                -----------        -----------         -----------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                              280,050            450,068                   0
                                                                                -----------        -----------         -----------

        TOTAL INCREASE IN NET ASSETS                                                280,557            452,070               2,050

        NET ASSETS AT JUNE 30, 2004                                            $    360,762       $    478,263        $    106,949
                                                                                ===========        ===========         ===========





      See Accompanying Notes and also Financial Statements of ACP Strategic
                           Opportunities Fund II, LLC
                                        3

ACP FUNDS TRUST

STATEMENTS OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   ACP                ACP                 ACP
                                                                                ADVANTAGE       ADVISER SERIES       INSTITUTIONAL
                                                                                STRATEGIC          STRATEGIC        SERIES STRATEGIC
                                                                              OPPORTUNITIES      OPPORTUNITIES       OPPORTUNITIES
                                                                                   FUND               FUND                FUND
CASH FLOWS FROM OPERATING ACTIVITIES FOR THE PERIOD ENDED DECEMBER 31, 2003
 Increase in capital from operations                                           $      4,200       $      1,193        $      4,899
                                                                                -----------        -----------         -----------
     Adjustments to reconcile increase in capital from operations to net cash used in operating activities:
              Purchases of investments in ACP Strategic
                  Opportunities Fund II, LLC                                        (76,005)           (25,000)           (100,000)
             Net increase in receivable from adviser                                (11,455)           (10,491)            (10,462)
             Net investment income allocated from Master Fund                           464                106                 423
             Net realized loss on investments allocated from
                  Master Fund                                                            63                  0                   0
             Net change in unrealized appreciation on investments
                  allocated from Master Fund                                         (5,074)            (1,340)             (5,360)
             Increase in accrued expenses                                            11,802             10,532              10,500
                                                                                -----------        -----------         -----------
    Net cash used in operating activities                                           (76,005)           (25,000)           (100,000)
                                                                                -----------        -----------         -----------
CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contribution                                                             76,005             25,000             100,000
    Capital withdrawals                                                                   0                  0                   0
                                                                                -----------        -----------         -----------
    Net cash provided by financing activities                                        76,005             25,000             100,000
                                                                                -----------        -----------         -----------

Net increase in cash and cash equivalents                                                 0                  0                   0
Cash and cash equivalents at beginning of period                                          0                  0                   0
                                                                                -----------        -----------         -----------
Cash and cash equivalents at end of period                                     $          0       $          0        $          0
                                                                                ===========        ===========         ===========

CASH FLOWS FROM OPERATING ACTIVITIES FOR THE SIX MONTHS ENDED JUNE 30, 2004

 Increase in capital from operations                                           $        507       $      2,002        $      2,050
                                                                                -----------        -----------         -----------
    Adjustments to reconcile increase in capital from operations to net cash used in operating activities:
              Purchases of investments in ACP Strategic
                  Opportunities Fund II, LLC                                       (280,050)          (450,068)                  0
             Net increase in receivable from adviser                                 (3,099)            (5,082)             (4,855)
             Net investment income allocated from Master Fund                         1,627              1,400                 857
             Net realized gain on investments allocated from
                  Master Fund                                                        (3,281)              (664)             (2,657)
             Net change in unrealized appreciation on investments
                  allocated from Master Fund                                            (10)            (3,311)               (330)
             Increase in accrued expenses                                             4,256              5,655               4,935
                                                                                -----------        -----------         -----------
    Net cash used in operating activities                                          (280,050)          (450,068)                 (0)
                                                                                -----------        -----------         -----------
CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contribution                                                            280,050            450,068                   0
    Capital withdrawals                                                                   0                  0                   0
                                                                                -----------        -----------         -----------
    Net cash provided by financing activities                                       280,050            450,068                   0
                                                                                -----------        -----------         -----------

Net increase in cash and cash equivalents                                                 0                  0                   0
Cash and cash equivalents at beginning of period                                          0                  0                   0
                                                                                -----------        -----------         -----------
Cash and cash equivalents at end of period                                     $          0       $          0        $          0
                                                                                ===========        ===========         ===========

*Date of Commencement was July 1, 2003, October 1, 2003 and October 1, 2003, respectively.


      See Accompanying Notes and also Financial Statements of ACP Strategic
                           Opportunities Fund II, LLC
                                        4

ACP FUNDS TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                             ACP                               ACP
                                                                          ADVANTAGE                      ADVISER SERIES
                                                                          STRATEGIC                         STRATEGIC
                                                                        OPPORTUNITIES                     OPPORTUNITIES
                                                                             FUND                              FUND
                                                               ------------------------------    -------------------------------
                                                                 Six Months                         Six Months     October 1,
                                                                    Ended      July 1, 2003*          Ended         2003* to
                                                                June 30, 2004   to December       June 30, 2004    December 31,
                                                                 (Unaudited)      31, 2003         (Unaudited)       2003
Net Asset Value, beginning of period                              $10.66           $10.00            $10.48         $10.00

    Net investment loss                                            (0.19)**         (0.11)            (0.21)**       (0.06)
    Net realized and unrealized gains                               0.35             0.77              0.39           0.54
                                                                   -----            -----             -----          -----
       Total from investment operations                             0.16             0.66              0.18           0.48
                                                                   -----            -----             -----          -----

    Distributions                                                  (0.00)           (0.00)            (0.00)         (0.00)
                                                                   -----            -----             -----          -----

    Net asset value, end of period***                             $10.82           $10.66            $10.66          $10.48
                                                                  ======           ======            ======          ======

    Annualized Ratios to Average Net Assets****
      Net investment loss                                           3.60%            2.89%             3.91%           2.27%
        Expenses, excluding waivers and reimbursements             47.53%          144.96%            68.42%         380.69%
        Expenses, including waivers and reimbursements              3.65%            2.90%             4.02%           2.27%

    Net Assets, end of period                                   $360,762          $80,205          $478,263         $26,193

    Total return (not annualized)+                                  1.50%            6.63%             1.72%           4.77%

    Portfolio Turnover (not annualized)                                0%               0%                0%              0%

     -------------------------------
* Commencement of Operations
** Calculated using average shares outstanding during the period.
*** Represents Market Value Per Share.
**** Includes net expense allocated from Master Fund.
+Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted. Total returns for a period of less than a full year are not annualized.
See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.







      See Accompanying Notes and also Financial Statements of ACP Strategic
                           Opportunities Fund II, LLC
                                        5

ACP FUNDS TRUST

The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

                                                                              ACP
                                                                         INSTITUTIONAL
                                                                        SERIES STRATEGIC
                                                                       OPPORTUNITIES FUND
                                                         --------------------------------------------
                                                           Six Months Ended
                                                             June 30, 2004        October 1, 2003*
                                                              (Unaudited)       to December 31, 2003
Net Asset Value, beginning of period                             $10.49               $10.00

    Net investment loss                                           (0.09)**             (0.05)
    Net realized and unrealized gains                              0.29                 0.54
                                                                 ------               ------
       Total from investment operations                            0.20                 0.49
                                                                 ------               ------

    Distributions                                                 (0.00)               (0.00)
                                                                 ------               ------

    Net asset value, end of period***                            $10.69               $10.49
                                                                 ======               ======

Annualized Ratios to Average Net Assets****
      Net investment loss                                          1.77%                1.78%
        Expenses, excluding waivers and reimbursements            62.24%               98.09%
        Expenses, including waivers and reimbursements             1.80%                1.79%

    Net Assets, end of period                                  $106,949             $104,899

    Total return (not annualized)+                                 1.91%                4.90%

    Portfolio Turnover (not annualized)                               0%                   0%

    -----------------------------
* Commencement of Operations
** Calculated using average shares outstanding during the period.
*** Represents Market Value Per Share.
**** Includes net expense allocated from Master Fund.
+Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted. Total returns for a period of less than a full year are not annualized.
See Note 2 for discussion of allocations from the Master Fund and its impact on the financial highlights.




      See Accompanying Notes and also Financial Statements of ACP Strategic
                           Opportunities Fund II, LLC
                                        6

ACP FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND INVESTMENT OBJECTIVE:

     ACP Funds Trust (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company with four active series. The financial statements included herein are those of the ACP Advantage Strategic Opportunities Fund, ACP Adviser Series Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund (each a "Fund" and together the "Funds"). Each Fund has only one class of beneficial interest that may be issued in an unlimited number.

     The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The Board of Trustees of the Funds has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Funds' business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Funds consists of the same persons as the board of directors of the Master Fund (as defined below).

     The investment objective of the Funds is to achieve an absolute return in excess of the long-term return of the U.S. equity market. The Funds attempt to achieve this objective by investing substantially all of their assets in ACP Strategic Opportunities Fund II, LLC (the "Master Fund") that has the same investment objective as the Funds. The Master Fund will primarily invest its assets among a select group of unregistered funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners LLC, (the "Investment Manager") serves as the investment manager to each of the Funds and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended, Turner Investment Partners, Inc. ("Turner") is a minority investor in the Investment Manager. The financial statements of the Master Fund, including the Schedule of Investments, are included elsewhere in this report and should be read with the Funds' financial statements. The percentages of the Master Fund owned by Advantage Strategic Opportunities Fund, Adviser Series Strategic Opportunities Fund and Institutional Series Strategic Opportunities Fund at June 30, 2004 were 2.86%, 3.77% and 0.84%, respectively.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     VALUATION - The net asset value of each Fund is equal to that Fund's proportionate interest in the net assets of the Master Fund, plus any cash or other assets of the Fund minus all liabilities (including accrued expenses) of the Fund. Valuation of each Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by its board of directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund included elsewhere in this report.

     ALLOCATION FROM MASTER FUND - As required by accounting principles generally accepted in the United States, each Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

     TAX BASIS REPORTING - Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each Fund's allocated earnings is established dependent upon the tax filings of the investee partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

     NET ASSET VALUE PER SHARE - The net asset value per share of each Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

     FUND LEVEL INCOME AND EXPENSES - Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to one of the Funds are charged to that Fund. Common expenses of the Trust are allocated among the Funds on the basis of relative net assets. In addition, each Fund also bears its proportionate share of the expenses of the Master Fund. Because each Fund bears its proportionate share of the management fees of the Master Fund, the Funds do not pay any additional compensation directly to the Investment Manager. See Note 3 for discussion of distribution and shareholder servicing fees.

     DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. There were no distributions made by the Funds for the period ended June 30, 2004.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust and of the Funds are also officers of the Investment Manager or Turner. Such officers are paid no fees by the Trust or the Funds for serving as officers and trustees of the Trust or the Funds.

     Prior to May of 2004, Turner Investment Distributors, Inc., a subsidiary of Turner, acted as Placement Agent to the Fund. The ACP Advantage Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00% of net assets. The ACP Adviser Series Strategic Opportunities Fund has adopted a Distribution and Shareholder
     Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 0.50% of net assets.

4.   FUND LEVEL INCOME AND EXPENSES

     Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Certain Fund expenses such as organization costs have been paid by the Advisor. Other expenses that are specifically attributed to one of the Funds are charged to that Fund.

5.   OTHER SERVICE PROVIDERS:

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust.

6.   FEDERAL INCOME TAXES:

     Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to

ACP FUNDS TRUST

--------------------------------------------------------------------------------

6.   FEDERAL INCOME TAXES (CONTINUED):

     relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

     As described in Note 2, the Funds do not yet know what the components of taxable income and gains are as of June 30, 2004. The Funds also do not yet know the tax cost and related appreciation/depreciation for tax purposes of their respective investments in the Master Fund.

7.   RISK FACTORS:

     An investment in any of the Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

8.   REDEMPTIONS AND REPURCHASE OF SHARES:

     Each of the Funds is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require a Fund to redeem those shares or portion thereof. With very limited exceptions shares of the Funds are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Fund.

     The Board of Trustees may, from time to time and in their sole discretion, cause any or all of the Funds to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether a Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Funds offer to repurchase Units from shareholders twice each year, effective March 31 and September 30.

ACP FUNDS TRUST

--------------------------------------------------------------------------------

8.   REDEMPTIONS AND REPURCHASE OF SHARES (CONTINUED):

                                                                                                                  ACP
                                                                          ACP                ACP             INSTITUTIONAL
                                                                       ADVANTAGE       ADVISER SERIES           SERIES
                                                                       STRATEGIC          STRATEGIC            STRATEGIC
                                                                     OPPORTUNITIES      OPPORTUNITIES        OPPORTUNITIES
    Transactions in shares for the six months ended                       FUND               FUND                 FUND
    June 30, 2004 were as follows:
    Numbers of shares issued                                              25,826             42,384                    0
    Number of shares redeemed                                                 (0)                (0)                  (0)
                                                                      ----------         ----------           ----------
    Net increase in shares outstanding                                    25,826             42,384                    0
    Shares outstanding, beginning of period                                7,522              2,500               10,000
                                                                      ----------         ----------           ----------
    Shares outstanding, end of period                                     33,348             44,884               10,000
                                                                      ----------         ----------           ----------


9.   GUARANTEES

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these agreements are dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.



10.  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Funds Trust, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

[GRAPHIC OMITTED] ACP
ASCENDAN [GRAPHIC OMITTED]
--------------------------
CAPITAL PARTNERS

                                             ACP STRATEGIC OPPORTUNITIES FUND II
--------------------------------------------------------------------------------
FIRST QUARTER 2004 REVIEW
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
            JAN     FEB      MAR      APR      MAY      JUN      JUL      AUG      SEP      OCT      NOV      DEC      YEAR
----------------------------------------------------------------------------------------------------------------------------
2004        0.76    1.27     0.27                                                                                       2.32
2003       -0.65   -0.07    -0.02     2.20     3.73     1.17     1.31     1.39    -0.53     2.11     1.33     1.42     14.14
2002        n/a     n/a      n/a      0.92    -0.50    -1.52    -3.69    -0.83    -0.49    -0.95     0.99    -0.83     -6.76
----------------------------------------------------------------------------------------------------------------------------

RETURN STATISTICS       SOFII**       S&P      (1)HENNESSEE   ANALYTICS SUMMARY          SOFII     S&P 500         HENNESSEE
                                      500     OPPORTUNISTIC                                                    OPPORTUNISTIC
1Q 04                    2.32%      1.69%         2.84%       Standard deviation         5.22%      17.63%             7.50%
Trailing 12 month       17.66%     34.97%        18.74%       Annualized Sharp Ratio      0.58       -0.03              0.20
YTD 03/31/04             2.32%      1.69%         2.84%       Downside deviation (RFR)   3.42%      13.05%             5.53%
Since inception return*  8.89%      1.53%         5.74%       Largest drawdown**        -8.29%     -28.35%           -11.41%
                                                              Correlation                1.00        0.62              0.76
----------------------------------------------------------------------------------------------------------------------------

*Fund inception 4/2002
**Performance numbers are net of fees

FUND OBJECTIVE
The ACP Strategic Opportunities Fund II is a hedge fund of funds currently comprised of investments in a group of long/short equity hedge funds. In general, the fund expects to maintain a net long bias. The fund's objective is to generate absolute returns similar to the long-term return of stocks but with significantly less volatility. The fund seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

PERFORMANCE AND STRATEGY REVIEW
During the first quarter of 2004 the Strategic Opportunity Fund II increased in value by 2.26%, net of all fees. This compares to a gain in the S&P 500 of 1.70%.

March 31, 2004 marked the fund's second full year of operation. During this period the fund has outperformed the S&P 500 index by 7.29% while incurring 70% less volatility. The fund has maintained a net long bias of between 30% and 40% over this time. We are pleased to say that the fund has performed in line with its goals while operating within our stated parameters.

The quarter was a fairly quiet one for our managers. Performance ranged from -1.50% to +5.92%. Many of our managers were able to make money from both the long and short sides of the market. One of our managers compared his portfolio to a twinengine airplane, whereas one engine (shorts) worked very well in 2002 and the other (longs) worked well in 2003. He feels, and we agree, that 2004 could be a year when both engines (long & shorts) perform well. 2002 and 2003 were essentially oneway markets, first down then up. A choppy, although less volatile market which rewards individual stock picking, is always a better environment for our type of alpha generating long/short hedge fund manager.

OUTLOOK
As we mentioned in our last letter, our managers continue to wrestle with the question of how much of the economy's improvement is already factored into stock prices. There is no doubt that the economy is improving but the strength is not consistent across all sectors. While the capital spending and energy areas continue to do well, there is concern that any rise in interest rates will have a negative effect on the financial and housing industries. Valuations, although not stretched, are not as attractive as they have been.

This environment, along with concerns over Iraq and the upcoming election, is leading many of our managers to lower their net exposure and risk levels. They are expecting a choppy, opportunistic market for the remainder of 2004.

1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

During the quarter we redeemed from one of our hedge funds and will be making three or four new investments this month as our assets have increased. Our time continues to be spent searching for, evaluating and monitoring talented hedge fund managers that meet our criteria. Of the thirteen managers we currently have in this fund seven are now closed to new investors.

COMMENTARY

"WORLDLY WISDOM TEACHES THAT IT IS BETTER FOR REPUTATION TO FAIL CONVENTIONALLY THAN SUCCEED UNCONVENTIONALLY".

--JOHN MAYNARD KEYNES

The March 2004 issue of Institutional Investor magazine contained an article, which describes General Motor's plan to invest $2.5 billion of its $80 billion pension plan into hedge funds. Their goal, as stated in the article, is to "boost returns, improve diversification and LOWER the pension plan's risk profile". Conversely, the March 15, 2004 issue of The Philadelphia Inquirer includes an article describing the Pennsylvania State Employees Retirement System's $2.3 billion investment of its $24 billion plan in hedge funds as a "Daredevil Strategy".

What's going on here? Two very large pension plans make two similar investments and two fairly well read publications come to two, very different, conclusions. Admittedly, the Inquirer is far from a premier business publication but the contrast between these two articles is too substantial to ignore. How can two similar strategies be viewed so differently? These conflicting opinions are indicative of the current confusion regarding the rapid growth in hedge fund investing.

Despite the fact that they have been around since the 1940's, hedge funds seem to be new and unconventional to the vast majority of investors. As with most new concepts, especially investment strategies, misunderstandings and misconceptions abound. Generally, it takes time for people to understand their purpose and to become comfortable with each strategy or vehicle and their nuances. This has occurred with other investment innovations such as mutual funds, options and financial futures. At first, these instruments were viewed with skepticism but were eventually accepted as investors began to comprehend their function and learned how they could be used effectively. It is now the hedge fund industry's turn to go through this process.

In order to better explain why we believe this, it would be helpful to examine why pension plan's such as General Motors and the State of Pennsylvania, as well as many others, have decided to make hedge funds an important part of their overall investment strategies. In our view, there are two primary reasons:

     1. Absolute Returns- The stock market's decline from 2000 to 2002 put tremendous strain on pension plans as they went from being over funded to under funded. The market's decline and the accompanying volatility affected not only the pension plans but companies' and municipalities' operations as it became necessary to support these plans through working and investment capital.

        Strategies employing risk controls which sought to limit downside volatility became attractive despite the fact that these strategies tend to under perform in rising markets. Hedge fund strategies, on average, were delivering these desired results. From 1998 through 2003, a period which includes three up years and three down years, the S&P Hedge Fund Index gained 9.58% per year with an accompanying volatility of 4.21%. The S&P 500 during this same period grew by an average of 3.78% per year while incurring an average volatility level of 20.77%. During this six year period hedge funds, on average, outperformed the S&P 500 by 253% and did so with 80% less volatility. We have written about the problems with hedge fund indices and the concept of "average" hedge funds so we will not cover those issues here. However, despite these issues, the numbers above explain why pension plans are showing such interest in these strategies.

     2. Diversification- Pension plans and other investors are beginning to better understand how improved diversification can help smooth returns and lower volatility. By combining these non-correlating strategies with their traditional investments returns can be more consistent enabling investors to have more confidence in their ability to meet liabilities.

1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

In our opinion, these two benefits are the major forces driving the current popularity of hedge funds. Accessing these benefits, however, is easier said than done. The hedge fund industry is very fragmented, consisting of thousands of small funds employing many different strategies. Locating, properly evaluating and monitoring these funds is a challenging task for most investors. Some investors, like the major endowments and plans such as General Motors, have assembled experienced staffs to perform this function. Many others, such as the State of Pennsylvania, have opted to hire fund of hedge fund firms to perform these services for them. Fund of funds can provide professional due diligence, portfolio management and rapid diversification for investors who are not willing or unequipped to perform individual hedge fund due diligence and analysis.

No matter how the business is approached, there is no question, in our opinion, that hedge funds will continue to grow and play a bigger role in the financial markets and investor's portfolios. The industry currently has $700 billion in assets and is projected to grow to $2 trillion by the end of the decade. As this occurs and investor familiarity increases, we expect that publications like the ones mentioned above will be more consistent in their description of these strategies.

We would like to thank you for your support and welcome any and all questions or comments you may have. Please feel free to call us at any time. We appreciate the opportunity to be of service to you.

All the best,

Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LLC


Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment.Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index.Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this Fund.

1 Refers to the Hennessee HF Index: Opportunistic(R). The Hennessee Hedge Fund Indices(R) are calculated from performance data supplied by a diversified group of hedge funds monitored by the Hennessee Group LLC and are believed to represent over half of the capital in the industry and is an equally-weighted average of the funds in the Hennessee Hedge Funds Indices. The funds in the Hennessee Hedge Fund Indices are believed to be statistically representative of the larger Hennessee Universe of over 3,000 hedge funds and are net of fees and unaudited.

RISK FACTORS
     o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
     o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
     o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:
     o These funds are relatively new, and do not have an established track record.
     o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
     o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
     o The fund of funds structure adds additional fees and expenses, which can materially impact

1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

         ACP SEMI-ANNUAL JUNE 30, 2004


         ACP STRATEGIC OPPORTUNITIES FUND II

         Dear Investor,

         For the first six months of 2004 the ACP Strategic Opportunities Fund II, LLC (the "Fund") returned 2.07% net of all fees. The first quarter of 2004 the net return for the Fund was 2.35% and a second quarter return of -0.28%. In addition, the Fund has achieved a trailing twelve month net return of 9.39% and an annualized volatility of 4.97%, weathering some extremely volatile markets. Since the Fund's inception in April 2002, the net return is 8.60%. The following quarterly letters will provide more detail on the Fund and its performance.

         RETURNS  ARE  UNAUDITED  AND  REPORTED  NET  OF  FEES,   INCLUDING  ANY
         PERFORMANCE ALLOCATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. VOLATILITY IS MEASURED AS ANNUALIZED STANDARD DEVIATION.


--------------------------------------------------------------------------------
SECOND QUARTER 2004 REVIEW
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                JAN      FEB       MAR   APR        MAY      JUN      JUL       AUG     SEP      OCT     NOV       DEC    YEAR
--------------------------------------------------------------------------------------------------------------------------------
2004           0.76     1.27      0.27  -0.73     -0.12     0.57                                                          2.07
2003          -0.65    -0.07     -0.02   2.20      3.73     1.17     1.31      1.39   -0.53     2.11   1.33       1.42   14.14
2002            n/a      n/a       n/a   0.92     -0.50    -1.52    -3.69     -0.83   -0.49    -0.95   0.99      -0.83   -6.76
--------------------------------------------------------------------------------------------------------------------------------

RETURN STATISTICS        SOFII**    S&P 500    (1)HENNESSEE     ANALYTICS SUMMARY          SOFII     S&P 500        HENNESSEE
                                               OPPORTUNISTIC                                                     OPPORTUNISTIC
2Q 2004                  -0.28%      1.72%         0.16%        Standard deviation         4.97%      16.69%          7.24%
Trailing 12 month         9.39%     18.95%        11.68%        Annualized Sharp Ratio     0.49        0.01           0.07
YTD 06/30/04              2.07%      3.45%         2.93%        Downside deviation (RFR)   3.27%      12.32%          5.44%
Since inception return*   8.60%      3.28%         5.91%        Largest drawdown**        -8.29%     -28.35%        -11.41%
                                                                Correlation                1.00        0.62           0.77

*Fund inception 4/2002
**Performance numbers are net of fees

FUND OBJECTIVE
The ACP Strategic Opportunities Fund II is a hedge fund of funds currently comprised of only investments in long/short equity hedge funds. In general, the fund expects to maintain a net long bias. The fund's objective is to generate absolute returns similar to the long-term return of stocks but with significantly less volatility. The fund seeks to generate returns that are not highly correlated with traditional stock investments, thereby providing investors with an opportunity for improved diversification of their overall portfolios.

PERFORMANCE AND STRATEGY REVIEW
During the second quarter of 2004 the Strategic Opportunities Fund II returned -0.28%, net of all fees. This compares to a gain in the S&P 500 of 1.72%. Year-to-date to the fund has gained 2.07 % compared to a gain in the S&P 500 of 3.45%. Since inception the fund has outperformed the S&P by over 5% while incurring volatility which has been 70% less than that of this index.

After incurring losses of 0.73% and 0.12% in April and May, the fund rebounded slightly with a gain of 0.57% in June. The dispersion of our manager's returns continued to be fairly tight. Our best performer gained 3.42% while our worst lost 2.83%. Beginning this quarter, we are including a report which details the exposures and returns of the fund. Our intent is to provide our investors with a level of transparency so they can better understand our strategies and the risk/return profile of the fund. We welcome your feedback on the report. If there is something that you would like included please let us know.

During the second quarter 2004, and year-to-date, the equity markets have traded in a very narrow range as investors try to balance the positives of better earnings with the negatives of higher interest rates. Higher interest rates have kept pressure on price earnings multiples thereby requiring investors to find securities whose earnings prospects outweigh this negative. This environment is unfamiliar to many investors who are accustomed to declining interest rates and rising multiples. If we add Iraq and the upcoming election to this mix, we end up with a lot of uncertainty and the probability of continued choppy markets.

As we write this letter, it seems that consumer spending is decelerating slightly and technology is under pressure. Many of the more cyclical industries are experiencing pricing flexibility for the first time in years and could surprise investors with their operating leverage. These companies are under-owned relative to the consumer, financial and technology sectors and may be the new leaders in the market. The volatility created by periodic market swings should provide continued opportunities in these names.

Hedge fund managers who are skilled at adhering to strict buy/sell price disciplines were our best performers during the quarter. This choppy market environment presents opportunities, but it takes discipline to wait for the price to enter a position and to exit when your target is reached. Buy and hold, or momentum based strategies have not worked as there have been very few long term trends to play. We expect that the market will continue to remain opportunistic in nature and hence we will try to focus on hedge fund managers who prosper in these types of markets.

We added four new hedge fund managers to our portfolio in the second quarter, bringing our total number of underlying managers to sixteen. Two of the funds we added maintain low net exposures and are frequently net short. Both of these managers have exhibited excellent short selling skills. We added a natural resources fund because of the many opportunities present in that sector of the market. Lastly, we invested in a $150 mm fund run with great stock picking abilities and even better risk controls. Please give us a call if you would like to learn more about our individual investments. We write detailed research reports on each of our managers and would be glad to provide them to our investors upon request.

UPDATE
During the second quarter there were two significant changes made at our firm that we want you to be aware of:

1. We are pleased to announce that during the quarter we broadened the ownership of our firm by adding Baystar Asset Management (BAM) as a limited partner of Ascendant Capital Partners. BAM brings us marketing capabilities, experience and infrastructure which will help us as we grow the firm. We have included a press release discussing the transaction in more detail and a proxy statement will be sent to each investor outlining this change as well. Ascendant will no longer be affiliated with Turner Investment Partners as they have decided to refocus their efforts on their core strengths and we have decided to align ourselves with more experienced hedge fund professionals.

2. In accordance with new SEC regulations we have added two new board members to the ACP Funds board bringing our outside director percentage to 75%. All of our directors have significant investment experience. We are pleased to have such an experienced group of professionals representing our investors.

If you have questions or would like to discuss either of these items in more detail please feel free to give us a call. We look forward to hearing from you. Thanks again for this opportunity to be of service.

Sincerely,


Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP


Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment.

Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this Fund.

1 Refers to the Hennessee HF Index: Opportunistic(R). The Hennessee Hedge Fund Indices(R) are calculated from performance data supplied by a diversified group of hedge funds monitored by the Hennessee Group LLC and are believed to represent over half of the capital in the industry and is an equally-weighted average of the funds in the Hennessee Hedge Funds Indices. The funds in the Hennessee Hedge Fund Indices are believed to be statistically representative of the larger Hennessee Universe of over 3,000 hedge funds and are net of fees and unaudited.

RISK FACTORS
     o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
     o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
     o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:
     o These funds are relatively new, and do not have an established track record.
     o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
     o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
     o The fund of funds structure adds additional fees and expenses, which can materially impact.

                              FINANCIAL STATEMENTS

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004
                                   (UNAUDITED)

                    ACP STRATEGIC OPPORTUNITIES FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004
                                   (UNAUDITED)




                                TABLE OF CONTENTS


Schedule of Investments                                                     1
Statement of Assets, Liabilities and Members' Capital                       2
Statement of Operations                                                     3
Statements of Changes in Members' Capital                                   4
Statement of Cash Flows                                                     5
Notes to Financial Statements                                               6

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            JUNE 30, 2004
INVESTMENTS IN UNDERLYING FUNDS - 97.53%

        LONG/SHORT EQUITY DIVERSIFIED - 58.99%
              Continental Healthcare Fund, LP (Cost $800,000)                 $   837,691
              Copper Beech Partners Fund, LP (Cost $950,000)                    1,051,483
              Everglades Partners, LP (Cost $790,000)                             974,753
              Falconer Capital Partners, LP (Cost $500,000)                       519,462
              Hard Asset Partners, LP (Cost $1,000,000)                         1,009,699
              Healy Circle Partners, LP (Cost $808,000)                           819,617
              Hunter Global Investors Fund II, LP (Cost $900,000)                 999,110
              Inwood Capital Fund, LP (Cost $790,000)                             786,154
              Woodrow Partners, LP (Cost $440,000)                                485,263
                                                                              -----------
                                                                                7,483,232
                                                                              -----------

        LONG/SHORT EQUITY TECHNOLOGY - 14.25%
              Brightfield Partners, LP (Cost $690,000)                            807,393
              Trivium Offshore Fund, LP (Cost $1,000,000)                       1,000,803
                                                                              -----------
                                                                                1,808,196
                                                                              -----------

        LONG/SHORT EQUITY VALUE - 24.29%
              North Star Partners, LP (Cost $590,000)                             691,023
              Redstone Investors, LP (Cost $900,000)                              966,526
              Symmetry Capital Partners, LP (Cost $750,000)                       728,911
              Zeke, LP (Cost $590,000)                                            695,730
                                                                              -----------
                                                                                3,082,190
                                                                              -----------

        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $11,498,000)               12,373,618

        OTHER ASSETS, LESS LIABILITIES - 2.47%                                    312,827
                                                                              -----------
        MEMBERS' CAPITAL - 100.00%                                            $12,686,445
                                                                              ===========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           JUNE 30, 2004
ASSETS

Investments in Underlying Funds, at fair value (cost - $11,498,000)          $12,373,618
Cash and cash equivalents                                                        462,754
Receivable for disposition of Underlying Funds                                    62,796
Miscellaneous receivable                                                             410
                                                                             ===========

              TOTAL ASSETS                                                    12,899,578

LIABILITIES

Management fee payable                                                            57,915
Board of directors fees payable                                                   12,375
Other accrued expenses                                                           142,843
                                                                             ------------

              TOTAL LIABILITIES                                                  213,133
                                                                             ------------

              MEMBERS' CAPITAL                                               $12,686,445
                                                                             ============




Units Outstanding (100,000,000 units authorized)                               1,168,180
Net Asset Value per Unit (offering and redemption price per unit)                 $10.86

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 2004
INVESTMENT INCOME
        Interest                                                                $  1,654
                                                                                ---------

                 TOTAL INVESTMENT INCOME                                           1,654
                                                                                ---------

EXPENSES
        OPERATING EXPENSES:
              Management fees                                                     75,028
              Accounting and administration fees                                  46,500
              Professional fees                                                   37,500
              Board of directors fees                                              6,000
              Custodian fees                                                       5,264
              Other expenses                                                       1,884
                                                                                ---------

                 TOTAL OPERATING EXPENSES                                        172,176
                                                                                ---------

              Reimbursement from Investment Manager                              (89,645)
                                                                                ----------

                 NET OPERATING EXPENSES
                                                                                  82,531
                                                                                ---------

                 NET INVESTMENT LOSS                                             (80,877)
                                                                                ----------

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
              Net realized gain on investments in Underlying Funds               196,416
              Net appreciation of investments in Underlying Funds                 30,801
                                                                                ---------

                 NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS            227,217

                 INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS                   $146,340
                                                                                =========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                       SIX MONTHS ENDED
                                                                         JUNE 30 2004              YEAR ENDED
                                                                         (UNAUDITED)            DECEMBER 31, 2003
Members' capital at beginning of period                                  $ 7,584,922               $6,031,782

   Capital contributions                                                   4,955,183                  656,060

   Net investment loss                                                       (80,877)                 (94,422)

   Net realized gain (loss) on investments in Underlying Funds               196,416                 (180,453)


   Net appreciation of investments in Underlying Funds                        30,801                1,171,955
                                                                          ----------               ----------


              Members' capital at end of period                          $12,686,445               $7,584,922
                                                                         ===========               ==========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2004
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital from operations                                              $   146,340
    Adjustments to reconcile increase in members' capital from operations to net cash used in operating activities:
           Purchases of investments in Underlying Funds                                    (5,200,000)
           Proceeds from disposition of investments in Underlying Funds                       636,416
           Receivable for disposition of investments in Underlying Funds                      (50,033)
           Increase in miscellaneous receivable                                                  (410)
           Net realized gain on redemptions of Underlying Funds                              (196,416)
           Net appreciation on investments in Underlying Funds                                (30,801)
           Increase in accrued expenses                                                        83,058
                                                                                          -----------
    Net cash used in operating activities                                                  (4,611,846)
                                                                                          -----------

CASH FLOWS FROM FINANCING ACTIVITIES
   Capital contributions                                                                    4,955,183
   Capital withdraws                                                                               --
                                                                                          -----------
   Net cash provided by financing activities                                                4,955,183
                                                                                          ===========

Net increase in cash and cash equivalents                                                     343,337
Cash and cash equivalents at beginning of period                                              119,417
                                                                                          -----------
Cash and cash equivalents at end of period                                                $   462,754
                                                                                          ===========

                 See Accompanying Notes to Financial Statements

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Strategic Opportunities Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the long-term return of the U.S. equity market. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager invests the Fund's assets in Underlying Funds whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

     Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.  NET ASSET VALUATION

         The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

         Interest income is recorded on the accrual basis.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.  FUND EXPENSES

         The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the six months ended June 30, 2004, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $89,645.

     C.  INCOME TAXES

         The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     D.  CASH

         At June 30, 2004, the Fund held $462,754 in cash at PNC Bank.

     E.  ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PROFITS

     The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective ownership percentage for such period.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.50% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 1.00% per annum or higher than 2.00% per annum after adjustment.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

4.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,000 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums. During the year ended December 31, 2003, PFPC Inc. agreed to waive fees in the amount of $5,322. These fees, as well as $38,291 waived in the prior fiscal period, may be recovered by PFPC Inc. if the administration and accounting agreement is terminated prior to April 1, 2005.

5.   SECURITIES TRANSACTIONS

     Total purchases of Underlying Funds for the six months ended June 30, 2004, amounted to $5,200,000. Total proceeds from sales of Underlying Funds for the six months ended June 30, 2004, amounted to $636,416. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of June 30, 2004.

6.  RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.  UNDERLYING FUNDS

     The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

     Brightfield Partners II, LP seeks to achieve superior long-term rates of return primarily through investments in publicly traded U.S. equities in the technology sector. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice, after one year has elapsed.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Continental Healthcare Fund, LP invests in equity and equity-like instruments of companies operating primarily in the non-life science sub-sectors of the healthcare industry. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

     Copper Beech Partners, LP invests in U.S. equities across all industries using a research-based approach. This Underlying Fund allows for withdrawals quarterly upon 45 days prior notice, after one year has elapsed.

     Everglades Partners, LP seeks to own securities in strong business franchises and also engages in short selling when appropriate. This
     Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Falconer Capital Partners, LP seeks to maximize absolute returns for the fund through investing both long and short in U.S. common equities, option contracts tied to such equities, exchange traded funds ("ETFs") and American Depository Receipts ("ADRs"). This Underlying Fund allows for quarterly redemptions upon 45 days prior notice.

     Hard  Asset  Partners,  LP seeks  capital  appreciation  primarily  through investments in securities of companies that are directly or indirectly engaged in exploration, development, production, servicing of basic and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, after six months have elapsed.

     Healy Circle Partners, LP seeks to preserve capital while generating consistent absolute returns by holding equity positions in multiple industry sectors and with varying market capitalizations. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     Hunter Global Investors Fund II, LP seeks to maximize risk-adjusted absolute returns while preserving capital, regardless of market conditions. It will invest worldwide, primarily in equity securities of companies based in developed countries. This Underlying Fund allows for withdrawals quarterly upon 30 days prior notice, after one year has elapsed.

     Inwood Capital Fund, LP seeks to achieve capital appreciation through investments in primarily U.S. equity and equity related securities of companies with small to medium capitalization. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

     North Star Partners, LP seeks to achieve superior long-term capital appreciation while minimizing the risk of permanent capital loss by investing in securities purchased at significant discount to the general partner's estimate of their true economic value. This Underlying Fund allows for semi-annual redemptions upon 45 days prior notice, after one year has elapsed.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Redstone Investors, LP invests primarily in small- and mid-cap growth equities. This Underlying Fund allows for redemptions quarterly upon 45 days prior notice, after one year has elapsed.

     Symmetry Capital Partners, LP invests primarily in small- and mid-cap healthcare and healthcare-related companies. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

     Trivium Offshore Fund, LP seeks to achieve high absolute and high risk-adjusted returns independent of general market conditions and direction. This Underlying Fund allows for redemptions monthly upon 45 days notice, after one year has elapsed.

     Woodrow Partners, LP seeks to maximize risk-adjusted returns by investing primarily in publicly traded securities of U.S. issuers with a concentration in the mid- and large-cap areas and a sector emphasis in technology, finance, healthcare and retail. This Underlying Fund allows for redemptions quarterly upon 30 days notice, after one year has elapsed.

     Zeke, LP seeks to maximize long-term capital appreciation and total returns by investing in small- and mid-cap U.S. companies that it believes have significant growth characteristics. This Underlying Fund allows for redemptions quarterly upon 45 days notice, after one year has elapsed.

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distribution.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

1.       CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

     Transactions in Units for the six months ended June 30, 2004 were as follows:

         Number of Units issued                                    455,583
         Number of Units redeemed                                       (0)
                                                                 ---------
         Net increase in Units outstanding                         455,583
         Units outstanding, beginning of period                    712,597
                                                                 ---------
         Units outstanding, end of period                        1,168,180
                                                                 =========

     The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

     Per Unit Operating Performance:


                                                           Six Months Ended
                                                             June 30, 2004          Year Ended         April 1, 2002  to
                                                               (Unaudited)       December 31, 2003     December 31, 2002
         Net asset value at beginning of period                   $10.64             $ 9.32                 $ 10.00
           Income from investment operations
              Net investment loss                                  (0.09)*            (0.12)                  (0.12)
              Net realized and unrealized gain (loss)               0.31               1.44                   (0.56)
                                                                  ------             ------                 -------
              Total from investment operations                      0.22               1.32                   (0.68)
                                                                  ------             ------                 -------

         Net increase (decrease) in net asset value                 0.22               1.32                   (0.68)
                                                                  ------             ------                 -------
         Net asset value at end of period                         $10.86             $10.64                 $  9.32
                                                                  ======             ======                 =======

     * Calculated using average units outstanding during the period.

     Ratios and Supplemental Data:

     The following represents the annualized ratios of income and expense to average net assets and other supplemental information:


                                                           Six Months Ended
                                                             June 30, 2004          Year Ended        April 1, 2002  to
                                                              (Unaudited)        December 31, 2003    December 31, 2002
          Net investment loss                                   (1.62)%               (1.43)%              (1.99)%

          Gross expenses                                         3.44%                 4.31%                6.75%
          Expenses waived / reimbursed                           1.79%                 2.86%                4.75%
          Net expenses                                           1.65%                 1.45%                2.00%

                Total return (not annualized)                    2.07%                14.16%               (6.76)%

     An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC

--------------------------------------------------------------------------------

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)


                                                              Six Months Ended     Year Ended     April 1, 2002 to
                                                                June 30, 2004      December 31,     December 31,
                                                                 (Unaudited)           2003             2002
          Portfolio Turnover                                             7%*                18%              0%

             Members' Capital at end of period (000s)              $12,686              $7,585          $6,032

* Not Annualized

10.  GUARANTEES

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11.  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at WWW.SEC.GOV and may be obtained at no additional charge by calling collect 302-791-2595 or writing: ACP Strategic Opportunities Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

------------------------------------------------------------------------------------------------------------------------------
                                                                                             (D) MAXIMUM NUMBER (OR
                                                       (C) TOTAL NUMBER OF SHARES     APPROXIMATE DOLLAR VALUE) OF SHARES
                  (A) TOTAL NUMBER    (B) AVERAGE     (OR UNITS) PURCHASED AS PART         (OR UNITS) THAT MAY YET BE
                    OF SHARES (OR    PRICE PAID PER    OF PUBLICLY ANNOUNCED PLANS        PURCHASED UNDER THE PLANS OR
     PERIOD       UNITS) PURCHASED   SHARE (OR UNIT)           OR PROGRAMS                          PROGRAMS
Month #1          None               None              None                           None
1/1/04-
1/31/04
------------------------------------------------------------------------------------------------------------------------------
Month #2         None                None              None                           None
2/1/04-
2/29/04
------------------------------------------------------------------------------------------------------------------------------
Month #3         None                None              None                           None
3/1/04-
3/31/04
------------------------------------------------------------------------------------------------------------------------------
Month #4         None                None              None                           None
4/1/04-
4/30/04
------------------------------------------------------------------------------------------------------------------------------
Month #5         None                None              None                           None
5/1/04-
5/31/04
------------------------------------------------------------------------------------------------------------------------------
Month #6         None                None              None                           None
6/1/04-
6/30/04
------------------------------------------------------------------------------------------------------------------------------
Total            None                None              None                           None
------------------------------------------------------------------------------------------------------------------------------

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to  Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        ACP Funds Trust
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ Gary E. Shugrue
                         ---------------------------------------------------
                           Gary E. Shugrue
                           President and Chief Investment Officer
                           (principal executive officer)

Date                       August 30, 2004
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Gary E. Shugrue
                         ---------------------------------------------------
                           Gary E. Shugrue
                           President and Chief Investment Officer
                           (principal executive officer)

Date                       August 30, 2004
    ------------------------------------------------------------------------



By (Signature and Title)*  /s/ Timothy Holmes
                         ---------------------------------------------------
                           Timothy Holmes
                           Treasurer
                           (principal financial officer)

Date                       August 30, 2004
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.